Employee Long Term Incentive Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The estimated fair value	$ 1,500,000
Dividend yield	0.00%
Share-based compensation expense	$ 2,200,000	$ 2,300,000	$ 2,500,000
Unrecognized compensation cost	$ 3,100,000
Weighted average remaining contractual term	1 year 8 months 12 days
Class D Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative amount of units vested	$ 3,321	$ 2,531
Dividend yield			0.00%
Class D Units [Member] | Time-Vesting Interests [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units vesting on first anniversary	20.00%
Units vesting monthly following the first anniversary	80.00%
Number of years required for remaining units to be vested under vesting condition	4 years
Period for non vested units for automatic forfeiture without consideration	8 years
Fair value of time-vesting units	$ 600,000	$ 1,600,000	$ 1,100,000
Weighted-average grant-date fair value	$ 1,368	$ 2,786	$ 3,761